SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENT	22. SUBSEQUENT EVENT The Company has evaluated subsequent events through the date of the issuance of the consolidated financial statements and no subsequent event is identified.